Share-Based Payments - Total Cost of the Outstanding Share-Based Payments (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Share-based payments	kr 1,776	kr 1,531	kr 876
Provisions attributable to changes in social security costs (Share-based payments)	119	(1,614)	297
Total	kr 1,895	kr (83)	kr 1,173